American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2025

Short Duration Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 36.6%
Aerospace and Defense — 0.5%
Boeing Co., 2.20%, 2/4/26	3,295,000	3,288,862
Boeing Co., 6.30%, 5/1/29	1,490,000	1,582,073
		4,870,935
Automobiles — 1.8%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	2,950,000	2,966,885
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	2,900,000	2,937,330
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,810,000	2,820,019
Hyundai Capital America, 5.95%, 9/21/26(1)	2,365,000	2,396,163
Hyundai Capital America, 4.875%, 11/1/27(1)	3,515,000	3,564,019
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	2,110,000	2,119,018
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	2,265,000	2,302,471
		19,105,905
Banks — 6.9%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	2,800,000	2,564,883
Bank of America Corp., VRN, 4.98%, 1/24/29	3,500,000	3,565,845
Bank of Montreal, VRN, 7.70%, 5/26/84	1,243,000	1,320,630
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	2,374,000	2,522,933
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	1,385,000	1,488,863
Banque Federative du Credit Mutuel SA, 4.59%, 10/16/28(1)	1,667,000	1,685,348
Citibank NA, VRN, 4.88%, 11/19/27	2,295,000	2,311,923
Comerica, Inc., VRN, 5.98%, 1/30/30	2,830,000	2,952,806
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,740,000	1,752,713
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,650,000	1,731,474
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	2,145,000	2,147,448
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	2,950,000	2,965,790
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,850,000	1,956,305
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	4,420,000	4,219,409
KBC Group NV, VRN, 4.45%, 9/23/31(1)	3,907,000	3,901,273
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	2,855,000	2,908,083
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	495,000	501,882
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	2,679,000	2,686,597
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,213,000	2,036,390
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	2,470,000	2,484,116
Royal Bank of Canada, VRN, 4.00%, 11/3/28	5,780,000	5,786,337
Royal Bank of Canada, VRN, 4.50%, 8/6/29	3,074,000	3,105,237
Synchrony Bank, 5.625%, 8/23/27	961,000	980,761
Toronto-Dominion Bank, 4.11%, 10/13/28	3,000,000	3,007,899
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	3,361,000	3,546,960
Truist Bank, VRN, 4.67%, 5/20/27	2,030,000	2,033,640
Truist Bank, VRN, 4.63%, 9/17/29	1,520,000	1,525,682
Wells Fargo & Co., VRN, 4.97%, 4/23/29	2,260,000	2,302,433
Zions Bancorp NA, VRN, 4.70%, 8/18/28	2,874,000	2,876,210
		72,869,870
Building Products — 0.3%
Standard Industries, Inc., 4.75%, 1/15/28(1)	2,670,000	2,665,985
Capital Markets — 3.5%
Ares Strategic Income Fund, 5.70%, 3/15/28	2,133,000	2,162,862
Blue Owl Capital Corp., 3.40%, 7/15/26	2,365,000	2,349,181

Blue Owl Capital Corp., 5.95%, 3/15/29	395,000	398,743
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	2,760,000	2,778,787
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,021,306
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,445,000	1,377,697
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,954,036
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	1,290,000	1,299,460
HPS Corporate Lending Fund, 5.45%, 1/14/28	2,875,000	2,907,705
Morgan Stanley, VRN, 4.99%, 4/12/29	1,487,000	1,516,620
Morgan Stanley, VRN, 4.13%, 10/18/29	3,835,000	3,834,266
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,523,066
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	2,783,000	2,778,747
Northern Trust Corp., VRN, 3.375%, 5/8/32	2,950,000	2,910,325
S&P Global, Inc., 4.25%, 1/15/31(1)	3,507,000	3,507,218
State Street Corp., VRN, 3.03%, 11/1/34	3,750,000	3,542,508
		36,862,527
Chemicals — 0.0%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,355,000	558,304
Commercial Services and Supplies — 0.2%
Veralto Corp., 5.50%, 9/18/26	2,260,000	2,279,874
Consumer Finance — 0.5%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	2,140,000	2,124,614
Bread Financial Holdings, Inc., 6.75%, 5/15/31(1)	1,950,000	2,021,302
OneMain Finance Corp., 6.125%, 5/15/30	645,000	659,146
		4,805,062
Diversified REITs — 1.5%
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	3,585,000	3,596,638
Global Net Lease, Inc., 4.50%, 9/30/28(1)	2,710,000	2,666,026
Kilroy Realty LP, 4.25%, 8/15/29	4,570,000	4,483,695
Kilroy Realty LP, 3.05%, 2/15/30	620,000	577,360
Piedmont Operating Partnership LP, 6.875%, 7/15/29	291,000	309,244
Vornado Realty LP, 2.15%, 6/1/26	4,382,000	4,334,566
		15,967,529
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,048,055
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	2,755,000	2,803,992
Sprint Capital Corp., 6.875%, 11/15/28	811,000	870,589
		5,722,636
Electric Utilities — 2.0%
Black Hills Corp., 4.55%, 1/31/31	2,125,000	2,126,406
Duke Energy Florida LLC, 4.20%, 12/1/30	1,067,000	1,069,062
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,305,000	2,325,127
Evergy Kansas Central, Inc., 4.70%, 3/13/28	1,154,000	1,172,179
Jersey Central Power & Light Co., 4.15%, 1/15/29(1)	1,834,000	1,831,456
Monongahela Power Co., 3.55%, 5/15/27(1)	5,027,000	4,999,600
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,877,000	1,934,924
Southern Co., Series B, VRN, 4.00%, 1/15/51	5,235,000	5,251,833
		20,710,587
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	4,340,000	4,348,589
Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	2,722,000	2,691,378
Financial Services — 2.7%
Antares Holdings LP, 6.35%, 10/23/29(1)	1,090,000	1,113,210
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	3,337,000	3,444,629
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	2,013,000	2,021,253

Corebridge Global Funding, 4.45%, 10/2/30(1)	3,640,000	3,630,558
Deutsche Bank AG, VRN, 4.47%, 12/10/31	1,645,000	1,639,758
Deutsche Bank AG, VRN, 4.875%, 12/1/32	1,615,000	1,622,408
Deutsche Bank AG, VRN, 3.74%, 1/7/33	3,000,000	2,787,651
Essent Group Ltd., 6.25%, 7/1/29	2,380,000	2,485,807
Nationwide Building Society, 4.35%, 9/30/30(1)	3,315,000	3,318,004
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	3,626,000	3,603,618
NMI Holdings, Inc., 6.00%, 8/15/29	2,270,000	2,353,377
		28,020,273
Food Products — 0.3%
Mars, Inc., 4.60%, 3/1/28(1)	2,893,000	2,933,288
Health Care Equipment and Supplies — 0.6%
Baxter International, Inc., 4.45%, 2/15/29	3,110,000	3,121,684
GE HealthCare Technologies, Inc., 4.15%, 12/15/28	1,500,000	1,504,336
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,159,000	2,234,589
		6,860,609
Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 4.70%, 11/15/26	4,320,000	4,348,846
Centene Corp., 4.25%, 12/15/27	3,245,000	3,227,906
CVS Health Corp., 5.00%, 2/20/26	4,965,000	4,966,953
HCA, Inc., 5.25%, 6/15/26	5,000,000	5,003,992
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,856,699
		21,404,396
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 5.75%, 1/30/27	687,000	697,888
Hyatt Hotels Corp., 5.05%, 3/30/28	2,695,000	2,745,558
Marriott International, Inc., 5.45%, 9/15/26	3,845,000	3,880,612
		7,324,058
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,980,000	2,016,965
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.65%, 7/30/27	2,190,000	2,219,423
Insurance — 1.3%
F&G Annuities & Life, Inc., 6.50%, 6/4/29	3,535,000	3,687,755
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,842,000	1,844,643
GA Global Funding Trust, 2.25%, 1/6/27(1)	3,600,000	3,535,696
GA Global Funding Trust, 4.40%, 9/23/27(1)	2,865,000	2,877,521
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,375,000	1,354,802
		13,300,417
IT Services — 0.2%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	1,809,000	1,735,978
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 4.65%, 9/9/26	2,661,000	2,670,417
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	2,290,000	2,312,877
		4,983,294
Media — 1.1%
Lamar Media Corp., 3.75%, 2/15/28	2,885,000	2,842,104
Nexstar Media, Inc., 4.75%, 11/1/28(1)	2,710,000	2,691,775
Paramount Global, 2.90%, 1/15/27	2,387,000	2,349,324
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	960,000	939,673
TEGNA, Inc., 4.625%, 3/15/28	2,795,000	2,768,211
		11,591,087
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,759,000	2,927,225

Multi-Utilities — 0.8%
Ameren Corp., 5.70%, 12/1/26	2,175,000	2,205,402
WEC Energy Group, Inc., 4.75%, 1/9/26	4,935,000	4,935,565
WEC Energy Group, Inc., VRN, 5.625%, 5/15/56	782,000	787,508
		7,928,475
Oil, Gas and Consumable Fuels — 4.1%
Cenovus Energy, Inc., 4.65%, 3/20/31	2,441,000	2,434,202
Diamondback Energy, Inc., 5.20%, 4/18/27	4,430,000	4,496,261
Enbridge, Inc., 5.90%, 11/15/26	2,940,000	2,983,636
Enbridge, Inc., VRN, 6.00%, 1/15/77	3,800,000	3,821,660
Energy Transfer LP, 5.625%, 5/1/27(1)	3,335,000	3,336,818
EOG Resources, Inc., 4.40%, 1/15/31	2,708,000	2,719,507
Equinor ASA, 4.50%, 9/3/30	1,876,000	1,904,064
Expand Energy Corp., 6.75%, 4/15/29(1)	252,000	253,499
Expand Energy Corp., 5.375%, 3/15/30	2,680,000	2,716,924
Ovintiv, Inc., 7.20%, 11/1/31	812,000	897,114
Ovintiv, Inc., 7.375%, 11/1/31	648,000	723,238
Petroleos Mexicanos, 5.95%, 1/28/31	6,050,000	5,859,228
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	1,592,000	1,615,315
Shell Finance U.S., Inc., 4.125%, 11/6/30	1,129,000	1,129,275
Targa Resources Corp., 4.35%, 1/15/29	1,720,000	1,725,199
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,485,000	1,504,964
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	1,600,000	1,630,279
Western Midstream Operating LP, 4.80%, 3/1/31	1,115,000	1,114,810
Williams Cos., Inc., 5.40%, 3/2/26	1,925,000	1,929,309
		42,795,302
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	103,196	102,826
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	49	49
United Airlines, Inc., 4.625%, 4/15/29(1)	1,615,000	1,609,133
		1,712,008
Pharmaceuticals — 0.1%
EMD Finance LLC, 4.375%, 10/15/30(1)	1,557,000	1,562,447
Professional Services — 0.2%
Concentrix Corp., 6.60%, 8/2/28	2,540,000	2,620,838
Semiconductors and Semiconductor Equipment — 0.7%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	3,560,000	3,677,001
Intel Corp., 4.875%, 2/10/26	3,510,000	3,512,347
		7,189,348
Software — 0.7%
AppLovin Corp., 5.125%, 12/1/29	2,253,000	2,311,726
Oracle Corp., 4.45%, 9/26/30	5,444,000	5,327,284
		7,639,010
Specialized REITs — 0.5%
EPR Properties, 4.50%, 6/1/27	2,685,000	2,690,571
SBA Communications Corp., 3.125%, 2/1/29	2,619,000	2,507,431
		5,198,002
Specialty Retail — 0.8%
Home Depot, Inc., 5.15%, 6/25/26	6,585,000	6,630,876
Lowe's Cos., Inc., 3.10%, 5/3/27	2,145,000	2,122,281
		8,753,157
TOTAL CORPORATE BONDS (Cost $380,553,013)		384,174,781
U.S. TREASURY SECURITIES — 19.0%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	2,631,325	2,687,446

U.S. Treasury Notes, 0.75%, 4/30/26(2)	3,000,000	2,972,738
U.S. Treasury Notes, 0.875%, 9/30/26	1,000,000	980,340
U.S. Treasury Notes, 3.50%, 10/31/27	17,000,000	17,004,981
U.S. Treasury Notes, 3.875%, 6/15/28	85,000,000	85,742,090
U.S. Treasury Notes, 4.00%, 6/30/28(2)	1,000,000	1,011,855
U.S. Treasury Notes, 3.375%, 9/15/28	12,000,000	11,952,187
U.S. Treasury Notes, 3.50%, 11/15/28	51,000,000	50,950,195
U.S. Treasury Notes, 3.75%, 12/31/28	21,000,000	21,122,637
U.S. Treasury Notes, 4.125%, 3/31/29	5,000,000	5,083,789
TOTAL U.S. TREASURY SECURITIES (Cost $198,847,031)		199,508,258
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2%
Private Sponsor Collateralized Mortgage Obligations — 12.9%
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	668,000	608,916
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	528,833	482,844
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 3/25/65(1)	1,519,844	1,533,899
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	215,177	211,781
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	2,212,995	2,240,944
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	2,869,914	2,902,043
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	1,110,474	1,110,655
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	2,165,024	2,168,860
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	646,012	645,650
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(1)	3,710,016	3,742,789
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(1)	4,942,769	4,979,442
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	513	511
Citigroup Mortgage Loan Trust, Inc., Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(1)	2,118,721	2,132,795
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	352,021	338,386
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(1)	3,800,151	3,849,234
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(1)	3,716,412	3,750,032
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(1)	3,999,935	4,023,977
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	2,531,236	2,569,678
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(1)	3,565,442	3,586,331
HOMES Trust, Series 2025-NQM3, Class A1, VRN, 5.63%, 2/25/70(1)	6,311,124	6,376,480
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.57%, 10/25/29(1)	23,561	23,278
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	218,820	207,071
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,511,615	2,196,791
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	3,171,985	3,190,607
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	2,219,495	2,230,100
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	1,354,102	1,356,660
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	3,418,978	3,449,601
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	1,312,566	1,317,650
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	1,037,515	1,037,485
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	2,254,202	2,289,932
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	2,219,455	2,229,464
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	3,281,526	3,317,353
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4A, SEQ, VRN, 5.50%, 9/25/55(1)	4,108,409	4,135,398
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A2, 5.77%, 9/25/65(1)	3,657,569	3,691,365
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	1,946,551	1,975,187
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(1)	1,529,010	1,548,253
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	5,674,072	5,716,648
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	5,210,985	5,244,351
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	3,975,000	3,989,023
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	1,762,389	1,785,787
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	4,385,638	4,410,268
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	3,038,557	3,058,946

Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	3,797,564	3,819,838
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(1)	4,245,198	4,270,723
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	718,514	720,005
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	1,842,700	1,870,967
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(1)	1,013,485	1,024,697
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	5,000,099	5,020,521
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	2,396,091	2,426,601
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	797,204	798,414
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	1,316,092	1,322,733
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	1,774,098	1,782,354
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	2,907,140	2,925,567
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.86%, 3/25/64(1)	3,381,843	3,440,229
		135,079,114
U.S. Government Agency Collateralized Mortgage Obligations — 2.3%
FHLMC, Series 2021-DNA7, Class M1, VRN, 4.72%, (30-day average SOFR plus 0.85%), 11/25/41(1)	896,276	895,516
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.02%, (30-day average SOFR plus 2.15%), 9/25/42(1)	601,861	605,042
FHLMC, Series 2023-HQA2, Class M1A, VRN, 5.87%, (30-day average SOFR plus 2.00%), 6/25/43(1)	875,086	876,586
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	1,858,979	1,853,745
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	8,171,538	8,104,234
FNMA, Series 2006-60, Class KF, VRN, 4.29%, (30-day average SOFR plus 0.41%), 7/25/36	197,233	195,642
FNMA, Series 2009-33, Class FB, VRN, 4.81%, (30-day average SOFR plus 0.93%), 3/25/37	202,196	203,551
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	7,250,457	1,249,309
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	4,176,426	627,021
FNMA, Series 2021-R03, Class 1M2, VRN, 5.52%, (30-day average SOFR plus 1.65%), 12/25/41(1)	5,000,000	5,029,159
FNMA, Series 2022-R09, Class 2M1, VRN, 6.37%, (30-day average SOFR plus 2.50%), 9/25/42(1)	800,888	811,934
FNMA, Series 2023-R04, Class 1M1, VRN, 6.17%, (30-day average SOFR plus 2.30%), 5/25/43(1)	1,736,181	1,769,567
FNMA, Series 2024-R02, Class 1M1, VRN, 4.97%, (30-day average SOFR plus 1.10%), 2/25/44(1)	1,189,522	1,189,108
FNMA, Series 2024-R03, Class 2M1, VRN, 5.02%, (30-day average SOFR plus 1.15%), 3/25/44(1)	1,045,727	1,046,647
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,352,016	325,118
		24,782,179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158,185,071)		159,861,293
ASSET-BACKED SECURITIES — 6.7%
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	2,484,000	2,491,269
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	3,545,000	3,482,367
BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, SEQ, 5.93%, 8/15/31(1)	5,500,000	5,535,587
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	96,409	97,763
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	5,062,733	4,894,168
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	2,569,988	2,601,451
FinBe USA Trust, Series 2025-1A, Class A, SEQ, 5.70%, 12/15/28(1)	2,101,011	2,109,330
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	1,828,571	1,802,653
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	2,620,000	2,613,042
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	250,004	232,638
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	2,000,000	1,999,963
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	4,047,000	4,089,417
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)	2,354,000	2,353,828
Merchants Fleet Funding LLC, Series 2025-1A, Class C, 5.21%, 1/20/39(1)	3,000,000	3,009,688
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	282,626	282,240
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,000,000	3,142,712
NMEF Funding LLC, Series 2025-B, Class D, 5.47%, 1/18/33(1)	3,000,000	3,023,441
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	2,710,181	2,734,473
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	1,125,015	1,137,627
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	1,087,691	1,104,794
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	1,751,344	1,773,552
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(1)	1,909,777	1,925,002

SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,728,465
Service Experts Issuer LLC, Series 2025-1A, Class A, SEQ, 5.38%, 1/20/37(1)	4,396,054	4,404,759
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	172,971	172,689
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	2,256,018	2,269,952
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	3,347,266	3,416,067
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	3,539,352	3,607,583
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, SEQ, 5.44%, 5/17/27(1)	884,620	885,138
TOTAL ASSET-BACKED SECURITIES (Cost $70,517,944)		69,921,658
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.02%, (1-month SOFR plus 2.27%), 11/15/34(1)(3)(4)	4,370,000	57,310
BX Commercial Mortgage Trust, Series 2025-JDI, Class A, SEQ, VRN, 5.15%, (1-month SOFR plus 1.40%), 11/15/42(1)	4,000,000	4,009,622
BX Trust, Class C, 3.86%, 12/9/41(1)	5,000,000	4,793,971
FREMF Mortgage Trust, Series 2016-K54, Class B, VRN, 4.14%, 4/25/48(1)	15,773,000	15,722,766
FREMF Mortgage Trust, Series 2016-K55, Class B, VRN, 4.18%, 4/25/49(1)	11,009,000	10,971,164
FREMF Mortgage Trust, Series 2017-K69, Class B, VRN, 3.73%, 10/25/49(1)	4,920,000	4,856,283
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,150,435
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.04%, 6/10/33(1)	4,621,000	4,706,398
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class D, VRN, 5.65%, 11/5/41(1)	5,000,000	5,027,771
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,344,644
SCMS Mortgage Trust, Series 2025-BNC1, Class AS, SEQ, VRN, 5.31%, 12/15/57(1)	4,000,000	4,044,899
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)	2,342,864	2,351,967
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	4,000,000	3,997,668
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $71,388,967)		67,034,898
CONVERTIBLE PREFERRED SECURITIES — 5.9%
Banks — 5.4%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	2,312,000	2,349,711
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,631,234
Banco Santander SA, 4.75%	5,000,000	4,997,618
Barclays PLC, 8.00%	2,073,000	2,220,403
BNP Paribas SA, 8.50%(1)	5,049,000	5,371,702
Danske Bank AS, 4.375%	5,223,000	5,220,233
HSBC Holdings PLC, 6.00%	3,922,000	3,967,970
HSBC Holdings PLC, 6.875%	688,000	714,158
ING Groep NV, 5.75%	4,555,000	4,580,057
ING Groep NV, 7.50%	3,312,000	3,453,759
Lloyds Banking Group PLC, 6.75%	1,982,000	2,004,331
Macquarie Bank Ltd., 6.125%(1)	3,037,000	3,090,977
Nordea Bank Abp, 6.625%(1)	3,960,000	4,008,554
Skandinaviska Enskilda Banken AB, 6.875%	2,200,000	2,258,912
Societe Generale SA, 4.75%(1)	815,000	813,012
Societe Generale SA, 9.375%(1)	3,920,000	4,190,331
Svenska Handelsbanken AB, 4.375%	2,400,000	2,380,173
Swedbank AB, VRN, 7.625%	2,600,000	2,725,789
		56,978,924
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	5,035,000	5,539,502
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $61,312,522)		62,518,426
PREFERRED SECURITIES — 3.5%
Banks — 1.0%
Bank of America Corp., 4.375%	2,375,000	2,351,119
Citigroup, Inc., 3.875%	3,024,000	3,024,688
JPMorgan Chase & Co., 3.65%	2,192,000	2,181,007
KeyCorp, 5.00%	2,675,000	2,664,386
		10,221,200

Capital Markets — 1.3%
Charles Schwab Corp., 4.00%	4,315,000	4,291,285
Goldman Sachs Group, Inc., 3.80%	3,320,000	3,292,034
Goldman Sachs Group, Inc., 7.38%	3,353,000	3,372,461
Northern Trust Corp., 4.60%	2,760,000	2,755,190
		13,710,970
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.50%	3,990,000	4,024,430
Trading Companies and Distributors — 0.8%
Air Lease Corp., 4.65%	2,800,000	2,781,620
Aircastle Ltd., 5.25%(1)	5,556,000	5,567,301
		8,348,921
TOTAL PREFERRED SECURITIES (Cost $36,020,687)		36,305,521
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.21%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,057,034	1,057,559
Ares LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.41%, (3-month SOFR plus 1.55%), 4/22/31(1)	2,400,000	2,401,888
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class A1R, VRN, 5.43%, (3-month SOFR plus 1.55%), 4/20/37(1)	3,000,000	3,004,651
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR2, VRN, 5.85%, (3-month SOFR plus 1.95%), 1/15/38(1)	6,250,000	6,279,216
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.64%, (3-month SOFR plus 1.78%), 1/25/38(1)	1,400,000	1,404,883
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.40%, (3-month SOFR plus 1.50%), 1/15/38(1)	1,825,000	1,830,529
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 5.68%, (3-month SOFR plus 1.80%), 10/20/34(1)	5,700,000	5,711,400
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $21,616,667)		21,690,126
BANK LOAN OBLIGATIONS(5) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2025 Term Loan K, 5.97%, (1-month SOFR plus 2.25%), 3/22/30 (Cost $990,707)	989,981	993,961
TOTAL INVESTMENT SECURITIES — 95.5% (Cost $999,432,609)		1,002,008,922
OTHER ASSETS AND LIABILITIES — 4.5%		46,893,763
TOTAL NET ASSETS — 100.0%		$1,048,902,685

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	3	March 2026	$626,367	$650
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	219	March 2026	$24,623,812	$4,305
U.S. Treasury 10-Year Ultra Notes	1	March 2026	115,016	(64)
U.S. Treasury 5-Year Notes	118	March 2026	12,897,953	(17,905)
			$37,636,781	$(13,664)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $453,375,601, which represented 43.2% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,019,951.
(3)Security is in default.
(4)Non-income producing.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$384,174,781	—
U.S. Treasury Securities	—	199,508,258	—
Collateralized Mortgage Obligations	—	159,861,293	—
Asset-Backed Securities	—	69,921,658	—
Commercial Mortgage-Backed Securities	—	67,034,898	—
Convertible Preferred Securities	—	62,518,426	—
Preferred Securities	—	36,305,521	—
Collateralized Loan Obligations	—	21,690,126	—
Bank Loan Obligations	—	993,961	—
	—	$1,002,008,922	—

Other Financial Instruments
Futures Contracts	$4,955	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$17,969	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.